Consolidated statements of cash flows - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
OPERATING ACTIVITIES
Net income	$ 1,624	$ 1,578
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation and amortization	2,267	2,169
Deferred income taxes	74	467
Share-based compensation expense, net	6	17
Net employee defined benefit plans expense	95	82
Employer contributions to employee defined benefit plans	(53)	(67)
Non-current contract assets	(62)	(44)
Income from equity accounted investments	(170)	(4)
Shares settled from Treasury	100
Other	(79)	(32)
Net change in non-cash operating working capital	256	(219)
Cash provided by operating activities	4,058	3,947
INVESTING ACTIVITIES
Cash payments for capital assets, excluding spectrum licences	(2,874)	(3,081)
Cash payments for spectrum licences	(1)
Cash payments for acquisitions, net	(280)	(564)
Real estate joint ventures advances	(22)	(26)
Real estate joint venture receipts	184	18
Proceeds on dispositions	38	28
Other	(22)	(18)
Cash used by investing activities	(2,977)	(3,643)
FINANCING ACTIVITIES
Dividends paid to holders of Common Shares	(1,141)	(1,082)
Treasury shares acquired	(100)
Issue (repayment) of short-term borrowings, net	(67)
Long-term debt issued	5,500	6,367
Redemptions and repayment of long-term debt	(5,377)	(5,502)
Issue of shares by subsidiary to non-controlling interests	24	(1)
Other	(15)	(9)
Cash used by financing activities	(1,176)	(227)
CASH POSITION
Increase (decrease) in cash and temporary investments, net	(95)	77
Cash and temporary investments, net, beginning of period	509	432
Cash and temporary investments, net, end of period	414	509
SUPPLEMENTAL DISCLOSURE OF OPERATING CASH FLOWS
Interest paid	(608)	(539)
Interest received	9	7
Income taxes paid, net	$ (197)	$ (191)